Shareholders' Equity	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Shareholders' Equity

19. Shareholders’ Equity

a) Pursuant to the Company’s bylaws, the capital stock of the Company consists of a minimum fixed portion of Ps. $270,049 (nominal amount), represented by a total of 71,063,212,170 shares (including treasury shares available for placement in accordance with the provisions of the Ley del Mercado de Valores), of which (i) 20,601,632,660 are “AA” shares (full voting rights); (ii) 558,677,704 are “A” shares (full voting rights); and (iii) 49,902,901,806 are “L” shares (limited voting rights).

b) As of December 31, 2018 and 2017, the Company’s capital structure was represented by 66,034,792,526 (20,601,632,660 “AA” shares, 546,112,938 “A” shares and 44,887,046,928 “L” shares), and 66,069,035,539 (20,601,632,660 “AA” shares, 566,661,526 “A” shares and 44,900,741,353 “L” shares), respectively, not including treasury shares.

c) As of December 31, 2018 and 2017, the Company’s treasury held for placement in accordance with the provisions of the Ley del Mercado de Valores and the Disposiciones de carácter general aplicables a las emisoras de valores y a otros participantes en el Mercado de valores issued by the Comisión Nacional Bancaria y de Valores, a total amount of 5,028,419,644 shares (5,028,399,396 “L” shares and 20,248 “A” shares); and 29,420,688,657 shares (29,419,120,359 “L” shares and 1,568,298 “A” shares), respectively, all acquired pursuant to the Company’s share repurchase program.

d) The holders of “AA” and “A” shares are entitled to full voting rights. The holders of “L” shares may only vote in limited circumstances, and they are only entitled to appoint two members of the Board of Directors and their respective alternates. The matters in which “L” shares holders are entitled to vote are the following: extension of the Company´s corporate life, dissolution of the Company, change of Company’s corporate purpose, change of nationality of the Company, transformation of the Company, a merger with another company, any transaction representing 20% or more of the Company’s consolidated assets, as well as the cancellation of the inscription of the shares issued by the Company at the Registro Nacional de Valores and any other foreign stock exchanges where they may be registered, except for quotation systems or other markets not organized as stock exchanges. Within their respective series, all shares confer the same rights to their holders.

The Company’s bylaws contain restrictions and limitations related to the subscription and acquisition of “AA” shares by non-Mexican investors.

e) Pursuant to the Company’s bylaws, “AA” shares must at all times represent no less than 20% and no more than 51% of the Company’s capital stock, and they shall also represent at all times, no less than 51% of the common shares (entitled to full voting rights, represented by “AA” and “A” shares) representing said capital stock.

“A” shares, which may be freely subscribed, must not represent more than 19.6% of capital stock and must not exceed 49% of the common shares representing such capital. Common shares (entitled to full voting rights, represented by “AA” and “A” shares), must represent no more than 51% of the Company’s capital stock.

Lastly, “L” shares which have limited voting rights and may be freely subscribed may not exceed, along with “A” shares, 80% of the Company’s capital stock. For purposes of determining these restrictions, the percentages mentioned above refer only to the number of the Company’s shares outstanding.

Dividends

On April 16, 2018, the Company’s shareholders approved, among other resolutions, the payment of a dividend of Ps. $0.32 (thirty-two peso cents) per share to each of the shares series of its capital stock “AA”, “A” and “L”. Such dividend was paid in two installments of Ps. $0.16 (sixteen peso cents) each, on July 16 and November 12, 2018 respectively.

On April 5, 2017, the Company’s shareholders approved, among other resolutions, the payment of a dividend of Ps. $0.30 (thirty peso cents) per share to each of the shares series of its capital stock “AA”, “A” and “L”, such dividend was payable, at each share holders’ election, in cash, “L” series shares or a combination thereof, in two installments of Ps. $0.15 (fifteen peso cents) each, on July 17 and November 13, 2017 respectively. As a result of the shareholders elections, on July 17, 2017 and November 13, 2017, AMX placed into circulation 325,264,125 and 16,905,414 series “L” shares, respectively.

Legal Reserve

According to the Ley General de Sociedades Mercantiles, companies must allocate from the net profit of each year, at least 5% to increase the legal reserve until it reaches 20% of its capital stock. This reserve may not be distributed to shareholders during the existence of the Company, except as a stock dividend. As of December 31, 2018 and 2017, the legal reserve amounted Ps. 358,440.

Restrictions on Certain Transactions

Pursuant to the Company’s bylaws any transfer of more than 10% of the full voting shares (“A” shares and “AA” shares), effected in one or more transactions by any person or group of persons acting in concert, requires prior approval by our Board of Directors. If the Board of Directors denies such approval, however, the Company bylaws require it to designate an alternate transferee, who must pay market price for the shares as quoted on the Bolsa Mexicana de Valores, S.A.B. de C.V.

Payment of Dividends

Dividends, either in cash or in kind, paid with respect to the “A” Shares, “L” Shares, “A” Share ADSs or “L” Share ADSs will generally be subject to a 10% Mexican withholding tax (provided that no Mexican withholding tax will apply to distributions of net taxable profits generated before 2015). Nonresident holders could be subject to a lower tax rate, to the extent that they are eligible for benefits under an income tax treaty to which Mexico is a party.

Earnings per Share

The following table shows the computation of the basic and diluted earnings per share:

	For the years ended December 31,
	2016		2017		2018
Net profit for the period attributable to equity holders of the parent	Ps.	8,649,427	Ps.	29,325,921	Ps.	52,566,197
Weighted average shares (in millions)		65,693		65,909		66,055

Earnings per share attributable to equity holders of the parent		0.13		0.44		0.79

Subordinated Perpetual Fixed Rate Bond

On January 3, 2018, the Company decided to call and redeem the Telekom Austria subordinated perpetual Fixed Rate Bond (hybrid bond) amounting to 600 million of Euros, according to the terms and conditions of the bond, at its nominal value plus all interest on February 1, 2018, the first call date. The Company paid an amount of Ps 13,440,120.